Investment Securities - Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value
Less than 12 months	$ 28,360	$ 17,933
12 months or more	52,658	174,791
Total	81,018	192,724
Unrealized Losses
Less than 12 months	(206)	(80)
12 months or more	(592)	(4,416)
Total	(798)	(4,496)
U.S. Treasury
Fair Value
Less than 12 months		0
12 months or more		1,952
Total		1,952
Unrealized Losses
Less than 12 months		0
12 months or more		(32)
Total		(32)
U.S government agency obligations
Fair Value
Less than 12 months	6,238	0
12 months or more	1,809	9,966
Total	8,047	9,966
Unrealized Losses
Less than 12 months	(69)	0
12 months or more	(8)	(269)
Total	(77)	(269)
U.S. government-sponsored enterprises
Fair Value
Less than 12 months	5,949	1,997
12 months or more	7,488	33,346
Total	13,437	35,343
Unrealized Losses
Less than 12 months	(47)	(3)
12 months or more	(11)	(469)
Total	(58)	(472)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	10,729	5,851
12 months or more	1,931	28,832
Total	12,660	34,683
Unrealized Losses
Less than 12 months	(53)	(16)
12 months or more	(6)	(485)
Total	(59)	(501)
Mortgage-backed securities
Fair Value
Less than 12 months	5,444	10,085
12 months or more	40,120	99,321
Total	45,564	109,406
Unrealized Losses
Less than 12 months	(37)	(61)
12 months or more	(391)	(3,049)
Total	(428)	(3,110)
Bank issued trust preferred securities
Fair Value
Less than 12 months	0	0
12 months or more	1,310	1,374
Total	1,310	1,374
Unrealized Losses
Less than 12 months	0	0
12 months or more	(176)	(112)
Total	$ (176)	$ (112)